Goodwill and intangible assets - Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance			$ 16,150,000,000	$ 17,512,000,000
Impairment loss	$ 0		0	(680,000,000)	$ 0
Dispositions				(447,000,000)
Foreign currency translation			111,000,000	(235,000,000)
Goodwill			16,941,000,000	16,830,000,000
Accumulated impairment losses			(680,000,000)	(680,000,000)
Ending balance			16,261,000,000	16,150,000,000	17,512,000,000
Securities Services
Goodwill [Roll Forward]
Beginning balance			6,973,000,000	7,062,000,000
Impairment loss				0
Dispositions				(13,000,000)
Foreign currency translation			31,000,000	(76,000,000)
Goodwill			7,004,000,000	6,973,000,000
Accumulated impairment losses			0	0
Ending balance			7,004,000,000	6,973,000,000	7,062,000,000
Market and Wealth Services
Goodwill [Roll Forward]
Beginning balance			1,424,000,000	1,435,000,000
Impairment loss				0
Dispositions				0
Foreign currency translation			5,000,000	(11,000,000)
Goodwill			1,429,000,000	1,424,000,000
Accumulated impairment losses			0	0
Ending balance			1,429,000,000	1,424,000,000	1,435,000,000
Investment and Wealth Management
Goodwill [Roll Forward]
Beginning balance			7,753,000,000	9,015,000,000
Impairment loss		$ (680,000,000)		(680,000,000)
Dispositions				(434,000,000)
Foreign currency translation			75,000,000	(148,000,000)
Goodwill			8,508,000,000	8,433,000,000
Accumulated impairment losses			(680,000,000)	(680,000,000)
Ending balance			$ 7,828,000,000	$ 7,753,000,000	$ 9,015,000,000